Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Recoveries (Losses) From Freestanding Credit Enhacements	$ 403	$ (289)